FINANCIAL STATEMENTS

SBL Variable Annuity Account XVII

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XVII

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XVII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XVII (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2003.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising SBL Variable Annuity Account XVII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Conservative Balanced	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2021

SBL Variable Annuity Account XVII

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	700	$10,063	$21,298	$21,298	393	$54.04	$54.04
American Century VP Value	672	4,905	9,206	9,206	328	28.18	28.18
Guggenheim VIF All Cap Value	1,218	30,978	46,913	46,913	1,628	28.83	28.83
Guggenheim VIF Alpha Opportunity	416	6,006	6,977	6,977	333	20.99	20.99
Guggenheim VIF High Yield	268	5,929	7,387	7,387	333	22.14	22.14
Guggenheim VIF Long Short Equity	64	771	1,140	1,140	65	17.42	17.42
Guggenheim VIF Managed Asset Allocation	5,894	135,996	205,219	205,219	13,246	14.96	23.85
Guggenheim VIF Small Cap Value	606	20,009	28,303	28,303	822	34.38	34.38
Guggenheim VIF SMid Cap Value	277	15,409	23,003	23,003	600	38.34	38.34
Guggenheim VIF Total Return Bond	331	4,432	5,707	5,707	412	13.89	13.89
Invesco V.I. American Value (b)	345	6,487	6,859	6,859	656	10.46	10.46
Invesco V.I. Conservative Balanced (a)	2,573	35,982	47,700	47,700	5,016	9.50	9.50
Invesco V.I. Equity and Income	12,851	201,214	264,087	264,087	16,459	16.06	16.06
Invesco V.I. Global Real Estate	270	4,238	4,857	4,857	213	22.74	22.74
Invesco V.I. Government Money Market	1,357	1,357	1,357	1,357	147	9.26	9.26
Invesco V.I. Main Street Mid Cap Fund® (a)	700	8,272	8,788	8,788	324	27.19	27.19
Invesco V.I. Main Street Small Cap Fund® (a)	419	8,737	12,932	12,932	319	40.64	40.64
Invesco V.I. Value Opportunities (b)	—	—	—	—	—	20.28	20.28
MFS® VIT Total Return	1,305	28,002	35,480	35,480	2,425	14.63	14.63
PIMCO VIT All Asset	16,114	178,072	185,469	185,469	15,082	12.05	19.10
PIMCO VIT Low Duration	2,851	29,241	29,164	29,164	2,580	11.31	11.31
PIMCO VIT Real Return	2,105	27,316	29,451	29,451	1,979	14.94	14.94

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Ultra®	American Century VP Value	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$12,043	$7,642	$41,186

Investment income (loss):
Dividend distributions	—	143	642
Investment Expenses:
Mortality and expense risk and administrative charges	(275)	(129)	(694)

Net investment income (loss)	(275)	14	(52)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,264	171	1,905
Realized capital gain (loss) on investments	103	35	324
Change in unrealized appreciation (depreciation)	4,525	(307)	(2,304)

Net gain (loss) on investments	5,892	(101)	(75)

Net increase (decrease) in net assets from operations	5,617	(87)	(127)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(1,756)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(1,756)

Total increase (decrease) in net assets	5,617	(87)	(1,883)

Net assets as of December 31, 2020	$17,660	$7,555	$39,303

Investment income (loss):
Dividend distributions	—	139	811
Investment Expenses:
Mortality and expense risk and administrative charges	(384)	(172)	(899)

Net investment income (loss)	(384)	(33)	(88)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,299	—	235
Realized capital gain (loss) on investments	190	76	954
Change in unrealized appreciation (depreciation)	2,533	1,608	8,523

Net gain (loss) on investments	4,022	1,684	9,712

Net increase (decrease) in net assets from operations	3,638	1,651	9,624

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(2,014)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(2,014)

Total increase (decrease) in net assets	3,638	1,651	7,610

Net assets as of December 31, 2021	$21,298	$9,206	$46,913

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2019	$6,360	$6,967	$14,557

Investment income (loss):
Dividend distributions	38	501	119
Investment Expenses:
Mortality and expense risk and administrative charges	(120)	(133)	(194)

Net investment income (loss)	(82)	368	(75)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1)	25	1,534
Change in unrealized appreciation (depreciation)	(24)	(211)	(1,830)

Net gain (loss) on investments	(25)	(186)	(296)

Net increase (decrease) in net assets from operations	(107)	182	(371)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(13,248)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(13,248)

Total increase (decrease) in net assets	(107)	182	(13,619)

Net assets as of December 31, 2020	$6,253	$7,149	$938

Investment income (loss):
Dividend distributions	41	364	7
Investment Expenses:
Mortality and expense risk and administrative charges	(131)	(143)	(19)

Net investment income (loss)	(90)	221	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	11	28	4
Change in unrealized appreciation (depreciation)	803	(11)	210

Net gain (loss) on investments	814	17	214

Net increase (decrease) in net assets from operations	724	238	202

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—

Total increase (decrease) in net assets	724	238	202

Net assets as of December 31, 2021	$6,977	$7,387	$1,140

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2019	$203,317	$24,295	$18,538

Investment income (loss):
Dividend distributions	2,818	215	202
Investment Expenses:
Mortality and expense risk and administrative charges	(2,550)	(394)	(316)

Net investment income (loss)	268	(179)	(114)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,866	1,554	640
Realized capital gain (loss) on investments	5,839	22	20
Change in unrealized appreciation (depreciation)	979	(2,123)	(125)

Net gain (loss) on investments	17,684	(547)	535

Net increase (decrease) in net assets from operations	17,952	(726)	421

Contract owner transactions:
Variable annuity deposits	172	—	—
Terminations, withdrawals and annuity payments	(20,109)	(359)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(547)	—	—

Increase (decrease) in net assets from contract transactions	(20,484)	(359)	—

Total increase (decrease) in net assets	(2,532)	(1,085)	421

Net assets as of December 31, 2020	$200,785	$23,210	$18,959

Investment income (loss):
Dividend distributions	1,412	209	367
Investment Expenses:
Mortality and expense risk and administrative charges	(2,820)	(543)	(434)

Net investment income (loss)	(1,408)	(334)	(67)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,497	—	—
Realized capital gain (loss) on investments	7,163	275	132
Change in unrealized appreciation (depreciation)	2,150	5,577	3,979

Net gain (loss) on investments	22,810	5,852	4,111

Net increase (decrease) in net assets from operations	21,402	5,518	4,044

Contract owner transactions:
Variable annuity deposits	22	—	—
Terminations, withdrawals and annuity payments	(16,355)	(425)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(635)	—	—

Increase (decrease) in net assets from contract transactions	(16,968)	(425)	—

Total increase (decrease) in net assets	4,434	5,093	4,044

Net assets as of December 31, 2021	$205,219	$28,303	$23,003

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco V.I. American Value (b)	Invesco V.I. Conservative Balanced (a)
Net assets as of December 31, 2019	$19,661	$—	$51,845

Investment income (loss):
Dividend distributions	376	—	1,061
Investment Expenses:
Mortality and expense risk and administrative charges	(319)	—	(869)

Net investment income (loss)	57	—	192

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,179
Realized capital gain (loss) on investments	4,051	—	551
Change in unrealized appreciation (depreciation)	(2,088)	—	3,905

Net gain (loss) on investments	1,963	—	5,635

Net increase (decrease) in net assets from operations	2,020	—	5,827

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(15,836)	—	(3,724)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	(131)

Increase (decrease) in net assets from contract transactions	(15,836)	—	(3,855)

Total increase (decrease) in net assets	(13,816)	—	1,972

Net assets as of December 31, 2020	$5,845	$—	$53,817

Investment income (loss):
Dividend distributions	97	15	712
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(87)	(885)

Net investment income (loss)	(15)	(72)	(173)

Increase (decrease) in net assets from operations:
Capital gain distributions	158	—	2,434
Realized capital gain (loss) on investments	28	—	3,323
Change in unrealized appreciation (depreciation)	(309)	372	(1,042)

Net gain (loss) on investments	(123)	372	4,715

Net increase (decrease) in net assets from operations	(138)	300	4,542

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(10,513)
Transfers between subaccounts, net	—	6,559	—
Maintenance charges and mortality adjustments	—	—	(146)

Increase (decrease) in net assets from contract transactions	—	6,559	(10,659)

Total increase (decrease) in net assets	(138)	6,859	(6,117)

Net assets as of December 31, 2021	$5,707	$6,859	$47,700

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2019	$253,463	$5,125	$11,724

Investment income (loss):
Dividend distributions	4,901	214	24
Investment Expenses:
Mortality and expense risk and administrative charges	(3,235)	(84)	(171)

Net investment income (loss)	1,666	130	(147)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,133	120	—
Realized capital gain (loss) on investments	(727)	(21)	—
Change in unrealized appreciation (depreciation)	3,718	(949)	—

Net gain (loss) on investments	13,124	(850)	—

Net increase (decrease) in net assets from operations	14,790	(720)	(147)

Contract owner transactions:
Variable annuity deposits	268	—	—
Terminations, withdrawals and annuity payments	(21,713)	(247)	(10,189)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(752)	—	—

Increase (decrease) in net assets from contract transactions	(22,197)	(247)	(10,189)

Total increase (decrease) in net assets	(7,407)	(967)	(10,336)

Net assets as of December 31, 2020	$246,056	$4,158	$1,388

Investment income (loss):
Dividend distributions	4,295	129	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,866)	(91)	(28)

Net investment income (loss)	429	38	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,564	—	—
Realized capital gain (loss) on investments	5,862	33	—
Change in unrealized appreciation (depreciation)	31,300	890	—

Net gain (loss) on investments	39,726	923	—

Net increase (decrease) in net assets from operations	40,155	961	(28)

Contract owner transactions:
Variable annuity deposits	94	—	—
Terminations, withdrawals and annuity payments	(21,273)	(262)	(3)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(945)	—	—

Increase (decrease) in net assets from contract transactions	(22,124)	(262)	(3)

Total increase (decrease) in net assets	18,031	699	(31)

Net assets as of December 31, 2021	$264,087	$4,857	$1,357

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund® (a)	Invesco V.I. Main Street Small Cap Fund® (a)	Invesco V.I. Value Opportunities (b)
Net assets as of December 31, 2019	$6,829	$9,195	$5,149

Investment income (loss):
Dividend distributions	31	32	4
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(167)	(85)

Net investment income (loss)	(92)	(135)	(81)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,345	128	197
Realized capital gain (loss) on investments	(22)	10	(48)
Change in unrealized appreciation (depreciation)	(766)	1,589	100

Net gain (loss) on investments	557	1,727	249

Net increase (decrease) in net assets from operations	465	1,592	168

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—

Total increase (decrease) in net assets	465	1,592	168

Net assets as of December 31, 2020	$7,294	$10,787	$5,317

Investment income (loss):
Dividend distributions	21	23	27
Investment Expenses:
Mortality and expense risk and administrative charges	(161)	(244)	(39)

Net investment income (loss)	(140)	(221)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	801	167
Realized capital gain (loss) on investments	(2)	85	(371)
Change in unrealized appreciation (depreciation)	1,636	1,480	1,483

Net gain (loss) on investments	1,634	2,366	1,279

Net increase (decrease) in net assets from operations	1,494	2,145	1,267

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	(6,584)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(6,584)

Total increase (decrease) in net assets	1,494	2,145	(5,317)

Net assets as of December 31, 2021	$8,788	$12,932	$—

(a) Name change. See Note 1.

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Total Return	PIMCO VIT All Asset	PIMCO VIT Low Duration
Net assets as of December 31, 2019	$31,441	$174,351	$44,719

Investment income (loss):
Dividend distributions	634	7,834	513
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(2,104)	(813)

Net investment income (loss)	237	5,730	(300)

Increase (decrease) in net assets from operations:
Capital gain distributions	825	—	—
Realized capital gain (loss) on investments	156	(2,303)	139
Change in unrealized appreciation (depreciation)	1,253	5,406	622

Net gain (loss) on investments	2,234	3,103	761

Net increase (decrease) in net assets from operations	2,471	8,833	461

Contract owner transactions:
Variable annuity deposits	—	209	—
Terminations, withdrawals and annuity payments	(767)	(14,554)	(13,547)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(120)	(540)	—

Increase (decrease) in net assets from contract transactions	(887)	(14,885)	(13,547)

Total increase (decrease) in net assets	1,584	(6,052)	(13,086)

Net assets as of December 31, 2020	$33,025	$168,299	$31,633

Investment income (loss):
Dividend distributions	569	20,400	162
Investment Expenses:
Mortality and expense risk and administrative charges	(460)	(2,462)	(611)

Net investment income (loss)	109	17,938	(449)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,725	—	—
Realized capital gain (loss) on investments	431	387	7
Change in unrealized appreciation (depreciation)	1,778	6,196	(453)

Net gain (loss) on investments	3,934	6,583	(446)

Net increase (decrease) in net assets from operations	4,043	24,521	(895)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,448)	(6,697)	(1,574)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(140)	(654)	—

Increase (decrease) in net assets from contract transactions	(1,588)	(7,351)	(1,574)

Total increase (decrease) in net assets	2,455	17,170	(2,469)

Net assets as of December 31, 2021	$35,480	$185,469	$29,164

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

PIMCO VIT Real Return
Net assets as of December 31, 2019	$39,993

Investment income (loss):
Dividend distributions	524
Investment Expenses:
Mortality and expense risk and administrative charges	(747)

Net investment income (loss)	(223)

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	807
Change in unrealized appreciation (depreciation)	3,001

Net gain (loss) on investments	3,808

Net increase (decrease) in net assets from operations	3,585

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(14,019)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(14,019)

Total increase (decrease) in net assets	(10,434)

Net assets as of December 31, 2020	$29,559

Investment income (loss):
Dividend distributions	1,470
Investment Expenses:
Mortality and expense risk and administrative charges	(584)

Net investment income (loss)	886

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	135
Change in unrealized appreciation (depreciation)	27

Net gain (loss) on investments	162

Net increase (decrease) in net assets from operations	1,048

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(1,156)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(1,156)

Total increase (decrease) in net assets	(108)

Net assets as of December 31, 2021	$29,451

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Notes to Financial Statements

December  31, 2021

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XVII (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for ClassicStrategies and ThirdFed are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Pacific Investment Management Company (PIMCO) Variable Insurance Trust, SBL Fund and The Universal Institutional Funds, Inc. mutual funds not otherwise available to the public.As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Conservative Balanced	Series I	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Thirty-one subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
BNY Mellon IP Technology Growth
Guggenheim VIF Large Cap Value
Guggenheim VIF StylePlus Large Core
Guggenheim VIF StylePlus Large Growth
Guggenheim VIF StylePlus Mid Growth
Guggenheim VIF StylePlus Small Growth
Guggenheim VIF World Equity Income
Invesco V.I. Health Care
Invesco V.I. International Growth
Neuberger Berman AMT Sustainable Equity

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. American Value	Invesco V.I. Value Opportunities

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$1,299	$384
American Century VP Value	139	172
Guggenheim VIF All Cap Value	1,046	2,913
Guggenheim VIF Alpha Opportunity	41	131
Guggenheim VIF High Yield	364	143
Guggenheim VIF Long Short Equity	$7	$19

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Managed Asset Allocation	14,909	19,788
Guggenheim VIF Small Cap Value	209	968
Guggenheim VIF SMid Cap Value	367	434
Guggenheim VIF Total Return Bond	255	112
Invesco V.I. American Value (b)	6,573	86
Invesco V.I. Conservative Balanced (a)	3,146	11,544
Invesco V.I. Equity and Income	6,859	25,990
Invesco V.I. Global Real Estate	129	353
Invesco V.I. Government Money Market	—	31
Invesco V.I. Main Street Mid Cap Fund® (a)	21	161
Invesco V.I. Main Street Small Cap Fund® (a)	824	244
Invesco V.I. Value Opportunities (b)	194	6,623
MFS® VIT Total Return	2,294	2,048
PIMCO VIT All Asset	20,400	9,813
PIMCO VIT Low Duration	162	2,185
PIMCO VIT Real Return	1,470	1,740

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2021, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this,

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

ClassicStrategies

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.85% of the average daily net asset.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 0.95% of the contract value.

ThirdFed

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.15% of the average daily net asset value.

Administrative Charge: SBL deducts a daily administration charge equivalent to an annual rate of 0.15% for the Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Money Market subaccounts, MFS VIT Total Return and PIMCO VIT All Asset; 0.30% for the Invesco V.I. Equity and Income subaccount; and 0.55% for the Oppenheimer Conservative Balanced Fund/VA subaccount of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.

•	Rider Charge: SBL deducts a monthly charge for each rider, equal to a percentage of the contract value, not to exceed a total charge of 0.75% of the contract value.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	—	—	—	—	—	—
American Century VP Value	—	—	—	—	—	—
Guggenheim VIF All Cap Value	—	(70)	(70)	—	(79)	(79)
Guggenheim VIF Alpha Opportunity	—	—	—	—	—	—
Guggenheim VIF High Yield	—	—	—	—	—	—
Guggenheim VIF Long Short Equity	—	—	—	—	(978)	(978)
Guggenheim VIF Managed Asset Allocation	388	(1,158)	(770)	408	(1,766)	(1,358)
Guggenheim VIF Small Cap Value	—	(12)	(12)	—	(13)	(13)
Guggenheim VIF SMid Cap Value	—	—	—	—	—	—
Guggenheim VIF Total Return Bond	—	—	—	—	(1,137)	(1,137)
Invesco V.I. American Value (b)	656	—	656	—	—	—
Invesco V.I. Conservative Balanced (a)	166	(1,124)	(958)	182	(514)	(332)
Invesco V.I. Equity and Income	512	(1,410)	(898)	535	(1,923)	(1,388)
Invesco V.I. Global Real Estate	—	(12)	(12)	—	(13)	(13)
Invesco V.I. Government Money Market	—	—	—	—	(1,073)	(1,073)
Invesco V.I. Main Street Mid Cap Fund® (a)	—	—	—	—	—	—
Invesco V.I. Main Street Small Cap Fund® (a)	—	—	—	—	—	—
Invesco V.I. Value Opportunities (b)	—	(323)	(323)	—	—	—
MFS® VIT Total Return	74	(110)	(36)	75	(71)	4
PIMCO VIT All Asset	442	(604)	(162)	452	(1,571)	(1,119)
PIMCO VIT Low Duration	—	(138)	(138)	—	(1,162)	(1,162)
PIMCO VIT Real Return	—	(77)	(77)	—	(987)	(987)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2021	393	54.04	54.04	21,298	—	1.95	1.95	20.60	20.60
2020	393	44.81	44.81	17,660	—	1.95	1.95	46.63	46.63
2019	393	30.56	30.56	12,043	—	1.95	1.95	31.84	31.84
2018	393	23.18	23.18	9,134	0.12	1.95	1.95	(1.36)	(1.36)
2017	393	23.50	23.50	9,261	0.23	1.95	1.95	29.41	29.41
American Century VP Value
2021	328	28.18	28.18	9,206	0.02	1.95	1.95	21.83	21.83
2020	328	23.13	23.13	7,555	0.02	1.95	1.95	(1.11)	(1.11)
2019	328	23.39	23.39	7,642	1.97	1.95	1.95	24.41	24.41
2018	328	18.80	18.80	6,140	1.59	1.95	1.95	(11.03)	(11.03)
2017	328	21.13	21.13	6,904	1.48	1.95	1.95	6.45	6.45
Guggenheim VIF All Cap Value
2021	1,628	28.83	28.83	46,913	0.02	1.95	1.95	24.48	24.48
2020	1,698	23.16	23.16	39,303	0.02	1.95	1.95	(0.09)	(0.09)
2019	1,777	23.18	23.18	41,186	1.41	1.95	1.95	21.30	21.30
2018	2,221	19.11	19.11	42,419	1.18	1.95	1.95	(12.38)	(12.38)
2017	2,353	21.81	21.81	51,305	1.06	1.95	1.95	12.54	12.54

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Alpha Opportunity
2021	333	20.99	20.99	6,977	0.01	1.95	1.95	11.59	11.59
2020	333	18.81	18.81	6,253	0.01	1.95	1.95	(1.67)	(1.67)
2019	333	19.13	19.13	6,360	0.11	1.95	1.95	(4.35)	(4.35)
2018	714	20.00	20.00	14,238	—	1.95	1.95	(13.31)	(13.31)
2017	714	23.07	23.07	16,422	—	1.95	1.95	5.15	5.15
Guggenheim VIF High Yield
2021	333	22.14	22.14	7,387	0.05	1.95	1.95	3.36	3.36
2020	333	21.42	21.42	7,149	0.07	1.95	1.95	2.59	2.59
2019	333	20.88	20.88	6,967	4.95	1.95	1.95	9.55	9.55
2018	722	19.06	19.06	13,787	7.93	1.95	1.95	(6.02)	(6.02)
2017	722	20.28	20.28	14,666	5.00	1.95	1.95	4.16	4.16
Guggenheim VIF Long Short Equity
2021	65	17.42	17.42	1,140	0.01	1.95	1.95	21.39	21.39
2020	65	14.35	14.35	938	0.02	1.95	1.95	2.87	2.87
2019	1,043	13.95	13.95	14,557	0.57	1.95	1.95	3.49	3.49
2018	1,043	13.48	13.48	14,067	—	1.95	1.95	(14.68)	(14.68)
2017	1,043	15.80	15.80	16,480	0.35	1.95	1.95	12.62	12.62
Guggenheim VIF Managed Asset Allocation
2021	13,246	14.96	23.85	205,219	0.01	1.30	1.95	7.78	10.31
2020	14,016	13.88	21.62	200,785	0.01	1.30	1.95	7.76	10.36
2019	15,374	12.88	19.59	203,317	1.71	1.30	1.95	15.10	17.80
2018	18,093	11.19	16.63	211,087	1.46	1.30	1.95	(9.76)	(7.61)
2017	18,266	12.40	18.00	235,257	1.52	1.30	1.95	9.64	12.22
Guggenheim VIF Small Cap Value
2021	822	34.38	34.38	28,303	0.01	1.95	1.95	23.71	23.71
2020	834	27.79	27.79	23,210	0.01	1.95	1.95	(2.90)	(2.90)
2019	847	28.62	28.62	24,295	0.60	1.95	1.95	20.20	20.20
2018	1,547	23.81	23.81	36,880	0.37	1.95	1.95	(14.38)	(14.38)
2017	1,562	27.81	27.81	43,468	0.37	1.95	1.95	1.68	1.68

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF SMid Cap Value
2021	600	38.34	38.34	23,003	0.02	1.95	1.95	21.33	21.33
2020	600	31.60	31.60	18,959	0.01	1.95	1.95	2.27	2.27
2019	600	30.90	30.90	18,538	0.72	1.95	1.95	24.25	24.25
2018	964	24.87	24.87	23,975	0.64	1.95	1.95	(14.68)	(14.68)
2017	964	29.15	29.15	28,098	0.66	1.95	1.95	11.51	11.51
Guggenheim VIF Total Return Bond
2021	412	13.89	13.89	5,707	0.02	1.95	1.95	(2.32)	(2.32)
2020	412	14.22	14.22	5,845	0.03	1.95	1.95	11.97	11.97
2019	1,549	12.70	12.70	19,661	2.69	1.95	1.95	2.42	2.42
2018	1,549	12.40	12.40	19,191	4.38	1.95	1.95	(0.80)	(0.80)
2017	1,549	12.50	12.50	19,354	4.29	1.95	1.95	4.60	4.60
Invesco V.I. American Value (b)
2021	656	10.46	10.46	6,859	0.00	1.95	1.95	—	—
Invesco V.I. Conservative Balanced (a)
2021	5,016	9.50	9.50	47,700	0.01	1.70	1.70	5.56	5.56
2020	5,974	9.00	9.00	53,817	0.02	1.70	1.70	9.62	9.62
2019	6,306	8.21	8.21	51,845	2.37	1.70	1.70	12.16	12.16
2018	7,319	7.32	7.32	53,663	2.05	1.70	1.70	(9.74)	(9.74)
2017	7,430	8.11	8.11	60,317	1.97	1.70	1.70	4.24	4.24
Invesco V.I. Equity and Income
2021	16,459	16.06	16.06	264,087	0.02	1.45	1.45	13.18	13.18
2020	17,357	14.19	14.19	246,056	0.02	1.45	1.45	4.88	4.88
2019	18,745	13.53	13.53	253,463	2.40	1.45	1.45	14.76	14.76
2018	20,652	11.79	11.79	243,306	2.11	1.45	1.45	(13.69)	(13.69)
2017	20,793	13.66	13.66	283,782	1.46	1.45	1.45	5.97	5.97

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2021	213	22.74	22.74	4,857	0.03	1.95	1.95	23.25	23.25
2020	225	18.45	18.45	4,158	0.05	1.95	1.95	(14.03)	(14.03)
2019	238	21.46	21.46	5,125	4.86	1.95	1.95	20.63	20.63
2018	251	17.79	17.79	4,468	3.96	1.95	1.95	(8.01)	(8.01)
2017	265	19.34	19.34	5,126	2.09	1.95	1.95	10.83	10.83
Invesco V.I. Government Money Market
2021	147	9.26	9.26	1,357	—	1.95	1.95	(1.91)	(1.91)
2020	147	8.47	9.44	1,388	0.00	1.30	1.95	(3.97)	(1.77)
2019	1,220	8.82	9.61	11,724	1.64	1.30	1.95	(2.65)	(0.31)
2018	1,229	9.06	9.64	11,857	1.28	1.30	1.95	(3.00)	(0.72)
2017	1,239	9.34	9.71	12,033	0.31	1.30	1.95	(3.91)	(1.62)
Invesco V.I. Main Street Mid Cap Fund® (a)
2021	324	27.19	27.19	8,788	0.00	1.95	1.95	20.47	20.47
2020	324	22.57	22.57	7,294	0.00	1.95	1.95	6.81	6.81
2019	324	21.13	21.13	6,829	0.15	1.95	1.95	22.63	22.63
2018	697	17.23	17.23	11,995	0.12	1.95	1.95	(13.37)	(13.37)
2017	697	19.89	19.89	13,840	0.32	1.95	1.95	12.44	12.44
Invesco V.I. Main Street Small Cap Fund® (a)
2021	319	40.64	40.64	12,932	0.00	1.95	1.95	19.88	19.88
2020	319	33.90	33.90	10,787	0.00	1.95	1.95	17.30	17.30
2019	319	28.90	28.90	9,195	—	1.95	1.95	23.66	23.66
2018	681	23.37	23.37	15,907	0.06	1.95	1.95	(12.27)	(12.27)
2017	719	26.64	26.64	19,151	0.64	1.95	1.95	11.70	11.70

(a)	Name change. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Value Opportunities (b)
2021	—	20.28	20.28	—	0.01	1.95	1.95	23.81	23.81
2020	323	16.38	16.38	5,317	0.00	1.95	1.95	3.28	3.28
2019	323	15.86	15.86	5,149	—	1.95	1.95	27.59	27.59
2018	323	12.43	12.43	4,035	—	1.95	1.95	(20.93)	(20.93)
2017	323	15.72	15.72	5,103	0.02	1.95	1.95	14.91	14.91
MFS® VIT Total Return
2021	2,425	14.63	14.63	35,480	0.02	1.30	1.30	9.02	9.02
2020	2,461	13.42	13.42	33,025	0.02	1.30	1.30	4.84	4.84
2019	2,457	12.80	12.80	31,441	2.17	1.30	1.30	15.11	15.11
2018	2,449	11.12	11.12	27,233	2.03	1.30	1.30	(9.89)	(9.89)
2017	2,443	12.34	12.34	30,140	2.19	1.30	1.30	7.30	7.30
PIMCO VIT All Asset
2021	15,082	12.05	19.10	185,469	0.12	1.30	1.95	11.37	13.96
2020	15,244	10.82	16.76	168,299	0.05	1.30	1.95	3.44	5.87
2019	16,363	10.46	15.83	174,351	3.02	1.30	1.95	7.17	9.78
2018	17,558	9.76	14.42	174,271	3.25	1.30	1.95	(9.38)	(7.27)
2017	17,621	10.77	15.55	192,977	4.74	1.30	1.95	8.68	11.31
PIMCO VIT Low Duration
2021	2,580	11.31	11.31	29,164	0.01	1.95	1.95	(2.84)	(2.84)
2020	2,718	11.64	11.64	31,633	0.01	1.95	1.95	0.95	0.95
2019	3,880	11.53	11.53	44,719	2.82	1.95	1.95	2.04	2.04
2018	4,024	11.30	11.30	45,470	1.92	1.95	1.95	(1.65)	(1.65)
2017	4,264	11.49	11.49	48,966	1.36	1.95	1.95	(0.61)	(0.61)

(b)	Merger. See Note 1.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return
2021	1,979	14.94	14.94	29,451	0.05	1.95	1.95	3.53	3.53
2020	2,056	14.43	14.43	29,559	0.02	1.95	1.95	9.48	9.48
2019	3,043	13.18	13.18	39,993	1.70	1.95	1.95	6.38	6.38
2018	3,123	12.39	12.39	38,607	2.47	1.95	1.95	(4.18)	(4.18)
2017	3,278	12.93	12.93	42,270	2.40	1.95	1.95	1.65	1.65

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, rider and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.